Share-Based Compensation Plans (Schedule of Summary of Performance Restricted Stock Units) (Details) - Performance Restricted Stock Units [Member] shares in Thousands	12 Months Ended
	Dec. 31, 2015 $ / shares shares
Nonvested, beginning balance, restricted stock and units | shares	4,976	[1]
Granted, restricted stock and units | shares	2,013
Vested, restricted stock and units | shares	0
Forfeited, restricted stock and units | shares	(1,655)
Nonvested, ending balance, restricted stock and units | shares	5,334	[1]
Nonvested, beginning balance, weighted-average grant- date fair value | $ / shares	$ 17.53
Granted, weighted-average grant-date fair value | $ / shares	7.49
Vested, weighted-average grant-date fair value | $ / shares	0.00
Forfeited, weighted average grant-date fair value | $ / shares	18.32
Nonvested, ending balance, weighted-average grant-date fair value | $ / shares	$ 13.51

[1]	Based on initial target payout.